DIVIDENDS AND CAPITAL DISTRIBUTIONS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Dividends and capital distributions paid	$ 0	$ 0